Property and Equipment (Details) - Schedule of changes in property equipment and accumulated depreciation - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cost
Balance	$ 80,337	$ 63,948
Additions	16,706	9,685
Disposal	(209)
Effects of currency translation	(6,446)	6,704
Balance	90,388	80,337
Accumulated depreciation
Balance	50,000	41,133
Depreciation	6,367	4,670
Effects of currency translation	(3,863)	4,197
Balance	52,504	50,000
Laboratory equipment [Member]
Cost
Balance	67,512	53,926
Additions	16,706	7,949
Disposal
Effects of currency translation	(5,527)	5,637
Balance	78,691	67,512
Accumulated depreciation
Balance	43,046	35,612
Depreciation	5,049	3,818
Effects of currency translation	(3,308)	3,616
Balance	44,787	43,046
Office equipment [Member]
Cost
Balance	12,825	10,022
Additions		1,736
Disposal	(209)
Effects of currency translation	(919)	1,067
Balance	11,697	12,825
Accumulated depreciation
Balance	6,954	5,521
Depreciation	1,318	852
Effects of currency translation	(555)	581
Balance	$ 7,717	$ 6,954